Annual Operating Expenses - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIP Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio - Investor Class
	Apr. 29, 2024
Operating Expenses:
Management fee	0.24%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.44%

[1]	A Adjusted to reflect current fees.